SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment | Minimum
Property and equipment, net
Estimated useful life of property and equipment	3 years
Electronic equipment | Maximum
Property and equipment, net
Estimated useful life of property and equipment	5 years
Machinery and equipment
Property and equipment, net
Estimated useful life of property and equipment	10 years
Furniture and fixture
Property and equipment, net
Estimated useful life of property and equipment	5 years
Transportation vehicles
Property and equipment, net
Estimated useful life of property and equipment	4 years